COLUMBIA FUNDS INSTITUTIONAL TRUST

CMG Enhanced S&P 500® Index Fund

(the “Fund”)

Supplement dated March 23, 2009 to the

Statement of Additional Information dated December 1, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Vikram Kuriyan, PhD as manager of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Brian M. Condon	CMG Enhanced S&P 500® Index Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Primary Benchmark(s)	Peer Group
Brian M. Condon	S&P 500 Index	Lipper Large Cap Core Funds Classification

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian M. Condon*	0	$0	1	$25 million	7	$1 million

*	Account information is provided as of December 31, 2008.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian M. Condon*	0	$0	1	$25 million	0	$0

*	Account information is provided as of December 31, 2008.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of July 31, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Brian M. Condon*	CMG Enhanced S&P 500® Index Fund	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

INT-50/9603-0309